Dividends Declared (Detail) (USD $)	3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Jul. 25, 2013 July 2013	Jul. 25, 2013 August 2013	Jul. 25, 2013 September 2013	Oct. 10, 2013 Subsequent event October 2013	Oct. 10, 2013 Subsequent event November 2013	Oct. 10, 2013 Subsequent event December 2013
Dividends Payable [Line Items]
Record Date					Aug. 05, 2013	Aug. 30, 2013	Sep. 30, 2013	Oct. 31, 2013	Nov. 29, 2013	Dec. 31, 2013
Payment Date					Aug. 15, 2013	Sep. 13, 2013	Oct. 15, 2013	Nov. 15, 2013	Dec. 16, 2013	Jan. 15, 2014
Dividend Declared Per Share	$ 0.16	$ 0.15	$ 0.47	$ 0.45	$ 0.05333	$ 0.05333	$ 0.05333	$ 0.05333	$ 0.05333	$ 0.05333